Expense Example - Infrastructure Capital Nasdaq Option Income ETF - Infrastructure Capital Nasdaq Option Income ETF Class	May 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	$ 262